Offerings	Feb. 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.

(3)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Class A Common Stock of the registrant may be sold by the registrant or by selling securityholders named in a prospectus supplement.